Other Credits - Schedule of Other Credits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2008
Schedule of other credits [Line Items]
Other credits	$ 12,368	$ 31,176
Change other credits			$ 2,031	$ (18,807)
Percentage of change other credits			14.00%	(60.00%)
Insurance [Member]
Schedule of other credits [Line Items]
Other credits		11,779
Change other credits				$ (11,779)
Percentage of change other credits				(100.00%)
Capitalization Title [Member]
Schedule of other credits [Line Items]
Other credits		19,397
Change other credits				$ (19,397)
Percentage of change other credits				(100.00%)
Judicial Deposit [Member]
Schedule of other credits [Line Items]
Other credits	$ 12,638
Change other credits			$ 2,031	$ 12,368
Percentage of change other credits			14.00%	(100.00%)